Share-based payments (Schedule of Stock Option Activities) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Number of options
Outstanding, beginning balance | shares	2,690,000	2,770,000	3,220,000
New grant | shares	240,000
Forfeiture | shares		(80,000)	(450,000)
Exercise of share options | shares	(2,690,000)
Outstanding, ending balance | shares	240,000	2,690,000	2,770,000	3,220,000
Vested | shares
Expected to vest | shares	240,000				240,000
Weighted-average exercise price per share
Outstanding, beginning balance	$ 0.040	$ 0.040	$ 0.040
New grant	1.750
Forfeiture		0.048	0.048
Exercise of share options	0.040
Outstanding, ending balance	1.750	0.040	0.040	$ 0.040
Expected to vest	1.750
Weighted-average grant date fair value per share of share option
Outstanding, beginning balance	0.162	0.162	0.162
New grant	0.314
Outstanding, ending balance	0.314	0.162	0.162	0.162
Expected to vest	0.314
Weighted-average grant date fair value per share
New grant	1.750
Outstanding, ending balance	1.750	$ 0.198	$ 0.198	$ 0.198
Expected to vest	$ 1.750
Weighted-average remaining contractual term
Outstanding	2 years 3 months	6 years 8 months 8 days	7 years 8 months 8 days	8 years 8 months 8 days
Expected to vest	2 years 3 months
Aggregate intrinsic value
Outstanding, ending balance	$ 383,400	$ 11,378,700	$ 2,837,856	$ 879,800	¥ 2,392,000	¥ 69,626,000	¥ 17,302,000	¥ 5,530,000
Expected to vest	$ 383,400				¥ 2,392,000